Trade accounts receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Trade accounts receivables	€ 168,653	€ 132,078
Minimum
Trade receivables
Expected credit loss rate	0.078%	0.024%
Maximum
Trade receivables
Expected credit loss rate	16.758%	21.80%
Gross/Acquisition and manufacturing costs | Not past due
Trade receivables
Trade accounts receivables	€ 136,372	€ 95,556
Gross/Acquisition and manufacturing costs | 1-30 days
Trade receivables
Trade accounts receivables	24,425	31,222
Gross/Acquisition and manufacturing costs | 31-120 days
Trade receivables
Trade accounts receivables	6,301	5,164
Gross/Acquisition and manufacturing costs | More than 120 days
Trade receivables
Trade accounts receivables	4,778	2,236
Accumulated impairment
Trade receivables
Trade accounts receivables	(3,223)	(2,100)
Accumulated impairment | Specific default risk
Trade receivables
Trade accounts receivables	(2,312)	(1,584)
Accumulated impairment | Expected credit risk in accordance with IFRS 9
Trade receivables
Trade accounts receivables	(911)	(516)
Accumulated impairment | 1-30 days
Trade receivables
Trade accounts receivables	(67)	(30)
Accumulated impairment | 31-120 days
Trade receivables
Trade accounts receivables	(323)	(89)
Accumulated impairment | More than 120 days
Trade receivables
Trade accounts receivables	€ (2,833)	€ (1,981)